Non-controlling interests (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Noncontrolling Interests [Abstract]
Santander Leasing S.A. Arrendamento Mercantil	R$ 395	R$ 441	R$ 421
Santander Brasil Advisory Services S.A	0	529	516
Super Pagamentos e Administração de Meios Eletrônicos S.A.	0	0	14,664
Getnet S.A.	206,105	168,863	176,278
Olé Consignado S.A.	82,432	30,425	5,014
Santander Serviços Técnicos, Administrativos e de Corretagem de Seguros	0	318,498	238,169
BW Guirapá S.A.	0	68,691	0
Banco PSA Finance Brasil S.A.	147,295	138,057	0
Ipanema Empreendimentos e Participações Ltda.	667	0	0
Total	R$ 436,894	R$ 725,504	R$ 435,062